Significant capital and funding transactions - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions				3 Months Ended		6 Months Ended
	Jan. 28, 2021	Jan. 20, 2021	Nov. 02, 2020	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Disclosure of classes of share capital [line items]
Issue of share capital				$ 25	$ 26	$ 1,308	$ 44
Limited Recourse Capital Notes [Member]
Disclosure of classes of share capital [line items]
Trust Assets			$ 1,250
Stock Issue face value | $ / shares			$ 1,000
Limited Recourse Capital Notes Series Two [Member]
Disclosure of classes of share capital [line items]
Interest rate				4.00%		4.00%
Maturity						February 24, 2081
Borrowings adjustment to interest rate basis				3.617%		3.617%
Borrowings, interest rate basis						5-year Government of Canada Yield plus 3.617%
Maturity Date for Interest Paid Semi annually						Feb. 24, 2026
Preferred Shares Series BQ [Member]
Disclosure of classes of share capital [line items]
Issue of share capital			$ 1,250
Stock Issue face value | $ / shares				$ 1,000		$ 1,000
Subordinated debentures [member]
Disclosure of classes of share capital [line items]
Dated subordinated liabilities		$ 1,500
Interest rate	1.67%	3.31%
Maturity	January 28, 2028	January 20, 2026
Redemption date		Jan. 20, 2021
Percentage of principal amount		100.00%
Dated subordinated issued	$ 1,000
Borrowings adjustment to interest rate basis	0.55%
Borrowings, interest rate basis	January 28, 2033
Debentures issuance date	Jan. 28, 2021